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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-21031

                   ACP Strategic Opportunities Fund II, LLC
                        1235 Westlakes Drive, Suite 130
                               Berwyn, PA 19312

                                Gary E. Shugrue
                         Ascendant Capital Partners LP
                        1235 Westlakes Drive, Suite 130
                               Berwyn, PA 19312

      Registrant's telephone number, including area code: (610) 993-9999

                     Date of fiscal year end: December 31

                 Date of reporting period: September 30, 2006

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Item 1. Schedule of Investments.

ACP STRATEGIC OPPORTUNITIES FUND II, LLC
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

                                                                    FAIR VALUE
                                                                    -----------
INVESTMENTS IN UNDERLYING FUNDS^# - 78.9%
LONG\SHORT EQUITY:
   CONSUMER - 10.6%
       Falconer Capital Partners, LP (Cost $1,500,000)              $ 1,881,276
       Zeke, LP (Cost $590,000)                                         847,032
                                                                    -----------
                                                                      2,728,308
                                                                    -----------
   DIVERSIFIED - 34.2%
       Bull Path Fund I, LP (Cost $1,550,000)                         1,712,125
       Everglades Partners, LP (Cost $790,000)                        1,055,834
       Healy Circle Partners, LP (Cost $1,308,000)                    1,652,603
       JetStream Global Fund, LP (Cost $1,000,000)                    1,366,010
       Redstone Investors, LP (Cost $1,400,000)                       1,701,968
       Sonar Partners, LP (Cost $1,000,000)                           1,280,579
                                                                    -----------
                                                                      8,769,119
                                                                    -----------
   FINANCIAL SERVICES - 6.6%
       Castine Partners, LP (Cost $1,500,000)                         1,682,737
                                                                    -----------
   LARGE CAP GROWTH - 6.2%
       Litchfield Capital Partners, LP (Cost $1,500,000)              1,597,230
                                                                    -----------
   NATURAL RESOURCES - 5.2%
       Van Eck Hard Assets, LP (Cost $1,000,000)                      1,338,454
                                                                    -----------
   SMALL CAP VALUE - 4.0%
       Rivanna Partners, LP (Cost $1,000,000)                         1,027,228
                                                                    -----------
   TECHNOLOGY - 8.9%
       Brightfield Partners, LP (Cost $690,000)                       1,075,430
       Connective Capital (Cost $1,250,000)                           1,209,415
                                                                    -----------
                                                                      2,284,845
                                                                    -----------
   VALUE - 3.2%
       North Star Partners II, LP (Cost $590,000)                       807,906
                                                                    -----------
TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $16,668,000) *           20,235,827
                                                                    -----------
OTHER ASSETS AND LIABILITIES, NET - 21.1%                             5,411,586
                                                                    -----------
MEMBERS' CAPITAL - 100.0%                                           $25,647,413
                                                                    ===========

^ Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and market value of restricted securities as of September 30, 2006 was $16,668,000 and $20,235,827,
    respectively.
#   Non-income producing securities.

*Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

             Gross Unrealized Appreciation              $3,608,412
             Gross Unrealized Depreciation                 (40,585)
                                                        ----------
             Net Unrealized Appreciation (Depreciation) $3,567,827
                                                        ==========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ACP Strategic Opportunities Fund II, LLC

By:   /s/ Gary E. Shugrue
      ----------------------------------
      Gary E. Shugrue, President, Chief Investment
      Officer and Chief Financial Officer
      (principal executive officer and principal
      financial officer)

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Gary E. Shugrue
      ----------------------------------
      Gary E. Shugrue, President, Chief Investment
      Officer and Chief Financial Officer
      (principal executive officer and principal
      financial officer)

Date: November 20, 2006

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By:   /s/ Gary E. Shugrue
      ----------------------------------
      Gary E. Shugrue, President, Chief Investment
      Officer and Chief Financial Officer
      (principal executive officer and principal
      financial officer)

Date: November 20, 2006